Goodwill and Intangible Assets	12 Months Ended
Jan. 02, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
Goodwill and Intangible Assets:

Goodwill

The following table reflects the carrying amount of goodwill and the changes in goodwill carrying amounts.

	January 2, 2016	January 3, 2015
	(52 weeks ended)	(53 weeks ended)
Goodwill, beginning of period	$995,426	$199,835
Acquisitions	1,995	798,043
Changes in foreign currency exchange rates	(7,937)	(2,452)

Goodwill, end of period	$989,484	$995,426

During 2015, the Company added $1,995 of goodwill associated with the acquisition of 23 stores. During 2014, the Company acquired GPI which resulted in the addition of $797,391 of goodwill and also added $652 of goodwill associated with the acquisition of nine stores.

Intangible Assets Other Than Goodwill

In 2014, the Company recorded an increase to intangible assets of $757,453 related to the acquisition of GPI and nine stores. The increase included customer relationships of $330,293 which are being amortized over 12 years, non-competes totaling $50,695 which are being amortized over 5 years and favorable leases of $56,465 which are being amortized over the life of the leases at a weighted average of 4.5 years. The increase also includes indefinite-lived intangibles of $320,000 from acquired brands.

Amortization expense was $53,056, $56,499 and $7,974 for 2015, 2014 and 2013, respectively. The gross carrying amounts and accumulated amortization of acquired intangible assets as of January 2, 2016 and January 3, 2015 are comprised of the following:

	January 2, 2016			January 3, 2015
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Amortized intangible assets:
Customer relationships	$358,655	$(70,367)	$288,288	$362,483	$(40,609)	$321,874
Acquired technology	8,850	(8,850)	—	8,850	(8,569)	281
Favorable leases	56,040	(23,984)	32,056	56,342	(11,939)	44,403
Non-compete and other	57,430	(25,368)	32,062	56,780	(14,596)	42,184
	480,975	(128,569)	352,406	484,455	(75,713)	408,742

Unamortized intangible assets:
Brands, trademark and tradenames	334,719	—	334,719	339,383	—	339,383

Total intangible assets	$815,694	$(128,569)	$687,125	$823,838	$(75,713)	$748,125

Future Amortization Expense

The table below shows expected amortization expense for the next five years for acquired intangible assets recorded as of January 2, 2016:

Fiscal Year	Amount
2016	$47,980
2017	45,626
2018	42,615
2019	31,855
2020	31,539
Thereafter	152,791